Consolidated Balance Sheets (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets
Cash and cash equivalents	¥ 75,323	¥ 96,439
Short-term investments	12,651	10,498
Trade receivables, net	22,707	15,930
Inventories	23,493	16,590
Other current assets	2,995	4,292
Total current assets	137,169	143,749
Investment securities	7,432	8,077
Property, plant and equipment, net	31,878	32,881
Intangible assets, net	1,519	1,445
Other assets	2,314	2,511
Total assets	180,312	188,663
Liabilities and Stockholders' Equity
Trade accounts payable	11,729	11,430
Accrued expenses	7,329	4,894
Accrued warranty expenses	1,754	2,802
Customer prepayments	1,740	544
Other current liabilities	1,955	2,249
Total current liabilities	24,507	21,919
Accrued pension and severance costs	14,069	13,765
Other liabilities	3,604	2,737
Total liabilities	42,180	38,421
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	32,363	32,363
Capital surplus	40,628	40,463
Retained earnings	183,009	181,606
Accumulated other comprehensive income (loss)	(18,270)	(14,859)
Treasury stock, 20,845,178 shares in 2010 and 26,294,819 shares in 2011, at cost	(99,598)	(89,331)
Total stockholders' equity	138,132	150,242
Total liabilities and stockholders' equity	¥ 180,312	¥ 188,663